                         SUPPLEMENT DATED JULY 13, 1998
                        TO PROSPECTUS DATED MAY 11, 1998

                           NATIONWIDE FAMILY OF FUNDS

Mutual Fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

The information under the heading "SUMMARY OF FUND EXPENSES -- ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus pertaining to Class A Shares is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES***
(as a percentage of net assets)

                                MID                           TAX-FREE   LONG-TERM    INTERMEDIATE   MONEY
                                CAP    GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET
                                ---    ------   ----   ----   --------   ----------   ------------   ------
Management Fees...............   .60%    .58%   .57%   .50%     .50%         .50%          .50%        .40%
12b-1 Fees....................   .25%    .25%   .25%   .25%     .25%         .25%          .25%       None
Other Expenses(1).............   .40%    .20%   .15%   .29%     .19%         .29%          .29%        .20%
                                ----    ----    ---    ----     ---         ----          ----        ----
Total Fund Operating
  Expenses....................  1.25%   1.03%   .97%   1.04%    .94%        1.04%         1.04%        .60%

(1) NAS, the Funds' adviser, has agreed to reimburse Other Expenses in the Mid Cap, Long-Term U.S. Gov't, and Intermediate U.S. Gov't Funds in order to limit Total Operating Expenses in these Funds to 1.25%, 1.04% and 1.04%, respectively, until further written notice.

Example:
The following example illustrates the expenses you would pay on a $1,000 investment over the indicated time periods assuming: (1) a 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum applicable sales charge if any.

                               MID                          TAX-FREE   LONG-TERM    INTERMEDIATE    MONEY
                               CAP   GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET+
                               ---   ------   ----   ----   --------   ----------   ------------   -------
1 Year.......................  $67    $65     $64    $55      $54         $55           $55          $ 6
3 Years......................  $92    $86     $84    $77      $74         $77           $77          $19

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

*** For a more detailed explanation of these expenses, see "Management of the Trust".

  + For 5 and 10 year examples for the Money Market Fund, see page 6.

The information under the heading "SUMMARY OF FUND EXPENSES -- ANNUAL FUND OPERATING EXPENSES" on page 5 of the Prospectus pertaining to Class B Shares is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES****
(as a percentage of net assets)

                                 MID                           TAX-FREE   LONG-TERM    INTERMEDIATE   MONEY
                                 CAP    GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET
                                 ---    ------   ----   ----   --------   ----------   ------------   ------
Management Fees................   .60%    .58%   .57%   .50%      .50%        .50%          .50%        .40%
12b-1 Fees.....................  1.00%   1.00%   1.00%  .85%      .85%        .85%          .85%       None
Other Expenses(1)..............   .40%    .20%   .15%   .29%      .19%        .29%          .29%        .20%
                                 ----    ----    ----   ----     ----        ----          ----        ----
Total Fund Operating
  Expenses.....................  2.00%   1.78%   1.72%  1.64%    1.54%       1.64%         1.64%        .60%

(1) NAS, the Funds' adviser, has agreed to reimburse Other Expenses in the Mid Cap, Long-Term U.S. Gov't, and Intermediate U.S. Gov't Funds in order to limit Total Operating Expenses in these Funds to 2.00%, 1.64% and 1.64%, respectively, until further written notice.

Example:
The following example illustrates the expenses you would pay on a $1,000 investment over the indicated time periods assuming: (1) a 5% annual return, (2) redemption at the end of each time period, and (3) payment of the applicable CDSC on redemption.

                               MID                          TAX-FREE   LONG-TERM    INTERMEDIATE    MONEY
                               CAP   GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET+
                               ---   ------   ----   ----   --------   ----------   ------------   -------
1 Year.......................  $70    $68     $67    $67      $66         $67           $67          $ 6
3 Years......................  $93    $86     $84    $82      $79         $82           $82          $19

You would pay the following expenses on the same investment assuming no redemption at the end of each time period.

                               MID                          TAX-FREE   LONG-TERM    INTERMEDIATE    MONEY
                               CAP   GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET+
                               ---   ------   ----   ----   --------   ----------   ------------   -------
1 Year.......................  $20    $18     $17    $17      $16         $17           $17          $ 6
3 Years......................  $63    $56     $54    $52      $49         $52           $52          $19

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

+ For 5 and 10 year examples for the Money Market Fund, see page 6.

The information under the heading "SUMMARY OF FUND EXPENSES -- ANNUAL FUND OPERATING EXPENSES" on page 6 of the Prospectus pertaining to Class D Shares is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES***
(as a percentage of net assets)

                               MID                           TAX-FREE   LONG-TERM    INTERMEDIATE   MONEY
                               CAP    GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET
                               ---    ------   ----   ----   --------   ----------   ------------   ------
Management Fees..............   .60%    .58%    .57%   .50%     .50%        .50%          .50%        .40%
12b-1 Fees...................  None    None    None   None     None        None          None        None
Other Expenses(1)............   .40%    .20%    .15%   .29%     .19%        .29%          .29%        .20%
                               ----    ----    ----   ----     ----        ----          ----        ----
Total Fund Operating
  Expenses...................  1.00%    .78%    .72%   .79%     .69%        .79%          .79%        .60%

(1) NAS, the Funds' adviser, has agreed to reimburse Other Expenses in the Mid Cap, Long-Term U.S. Gov't, and Intermediate U.S. Gov't Funds in order to limit Total Operating Expenses in these Funds to 1.00%, .79% and .79%, respectively, until further written notice.

Example:
The following example illustrates the expenses you would pay on a $1,000 investment over the indicated time periods assuming: (1) a 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum applicable sales charge if any.

                             MID                           TAX-FREE   LONG-TERM    INTERMEDIATE   MONEY
                             CAP    GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET
                             ---    ------   ----   ----   --------   ----------   ------------   ------
1 Year.....................  $ 55    $ 53    $ 52   $ 53     $ 52        $ 53          $ 53        $ 6
3 Years....................  $ 75    $ 69    $ 67   $ 69     $ 66        $ 69          $ 69        $19
5 Years....................  $ 98    $ 86    $ 83   $ 87     $ 82        $ 87          $ 87        $33
10 Years...................  $162    $137    $130   $138     $128        $138          $138        $75

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

*** For a more detailed explanation of these expenses, see "Management of the Trust".

                    THIS SUPPLEMENT SHOULD BE RETAINED WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

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